REVISION OF PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Statements of Temporary Equity and Stockholders' Equity (Details) - USD ($) $ in Thousands		3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance of temporary equity		$ 0			$ 0	$ 278,520	$ 270,988	$ 263,595	$ 0	$ 263,595	$ 0	$ 263,595	$ 0	$ 263,595
Accrued dividends payable						7,897	7,532	7,393						22,822
Distributions to and conversions of preferred stock						(286,417)								(286,417)
Ending balance of temporary equity	$ 0					0	278,520	270,988		278,520		0	$ 0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance of common stock (in shares)		76,292,241			72,027,743				72,027,743		72,027,743		72,027,743
Beginning balance of stockholders' equity		$ 180,672	$ 259,196	$ 269,858	$ 267,522	(6,478)	6,523	16,496	$ 267,522	16,496	$ 267,522	16,496	$ 267,522	16,496
Accrued dividends payable						(7,897)	(7,532)	(7,393)						(22,822)
Foreign currency translation adjustment		128	(2,215)	(2,373)	(123)	(1,255)	418	(896)	(2,496)	(478)	(4,711)	(1,733)	(2,927)	(1,901)
Share-based compensation (in shares)	200,426
Share-based compensation		2,570	3,019	2,501	2,050	(3,519)	315	315					10,296	(1,856)
Distributions to and conversions of preferred stock						56,503								56,503
CTAC shares recapitalized, net of equity issuance costs						6,457								6,429
Equity issuance costs of CTAC shares recapitalized						15,912								15,943
Conversion of KORE warrants						10,663								10,663
Private offering and merger financing, net of equity issuance costs						216,951								216,546
Equity issuance costs of private offering and merger financing						7,718								8,123
Equity portion of convertible debt, net of issuance costs						12,510								12,240
Issuance costs of equity portion of convertible debt						224								384
Sponsor shares of equity portion of convertible debt														683
Deferred tax liability of equity portion of convertible debt														3,999
Net loss		$ (18,490)	(14,277)	(10,790)	(11,572)	$ (4,373)	(6,202)	(1,999)	(22,362)	(8,201)	(36,639)	$ (12,574)	$ (106,200)	$ (24,776)
Ending balance of common stock (in shares)	72,027,743	76,552,595				71,810,419						71,810,419	76,292,241	72,027,743
Ending balance of stockholders' equity	$ 267,522	$ 164,695	$ 245,723	$ 259,196	$ 269,858	$ 279,562	$ (6,478)	$ 6,523	$ 259,196	$ (6,478)	$ 245,723	$ 279,562	$ 180,672	$ 267,522
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance of common stock (in shares)		76,292,241	76,239,989	76,239,989	72,027,743	30,281,520	30,281,520	30,281,520	72,027,743	30,281,520	72,027,743	30,281,520	72,027,743	30,281,520
Beginning balance of stockholders' equity		$ 8	$ 8	$ 8	$ 7	$ 3	$ 3	$ 3	$ 7	$ 3	$ 7	$ 3	$ 7	$ 3
Share-based compensation (in shares)														200,426
Distributions to and conversions of preferred stock (in shares)						7,120,368								7,120,368
Distributions to and conversions of preferred stock						$ 1								$ 1
CTAC shares recapitalized, net of equity issuance costs (in shares)						10,373,491								10,373,491
CTAC shares recapitalized, net of equity issuance costs						$ 1								$ 1
Conversion of KORE warrants (in shares)						1,365,612								1,365,612
Private offering and merger financing, net of equity issuance costs (in shares)						22,686,326								22,686,326
Private offering and merger financing, net of equity issuance costs						$ 2								$ 2
Ending balance of common stock (in shares)	72,027,743	76,552,595	76,292,241	76,239,989	76,239,989	71,827,317	30,281,520	30,281,520	76,239,989	30,281,520	76,292,241	71,827,317	76,292,241	72,027,743
Ending balance of stockholders' equity	$ 7	$ 8	$ 8	$ 8	$ 8	$ 7	$ 3	$ 3	$ 8	$ 3	$ 8	$ 7	$ 8	$ 7
Additional paid-in capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance of stockholders' equity		435,292	429,547	427,046	413,315	121,321	128,538	135,616	413,315	135,616	413,315	135,616	413,315	135,616
Accrued dividends payable						(7,897)	(7,532)	(7,393)						(22,822)
Share-based compensation		2,570	3,019	2,501	2,050	(3,519)	315	315					10,296	(1,856)
Distributions to and conversions of preferred stock						56,502								56,502
CTAC shares recapitalized, net of equity issuance costs						6,456								6,428
Conversion of KORE warrants						10,663								10,663
Private offering and merger financing, net of equity issuance costs						216,949								216,544
Equity portion of convertible debt, net of issuance costs						12,510								12,240
Ending balance of stockholders' equity	413,315	437,677	432,566	429,547	427,046	412,985	121,321	128,538	429,547	121,321	432,566	412,985	435,292	413,315
Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance of stockholders' equity		(6,390)	(5,959)	(3,586)	(3,463)	(2,040)	(2,458)	(1,562)	(3,463)	(1,562)	(3,463)	(1,562)	(3,463)	(1,562)
Foreign currency translation adjustment		128	(2,215)	(2,373)	(123)	(1,255)	418	(896)					(2,927)	(1,901)
Ending balance of stockholders' equity	(3,463)	(6,262)	(8,174)	(5,959)	(3,586)	(3,295)	(2,040)	(2,458)	(5,959)	(2,040)	(8,174)	(3,295)	(6,390)	(3,463)
Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance of stockholders' equity		(248,238)	(164,400)	(153,610)	(142,337)	(125,762)	(119,560)	(117,561)	(142,337)	(117,561)	(142,337)	(117,561)	(142,337)	(117,561)
Net loss		(18,490)	(14,277)	(10,790)	(11,572)	(4,373)	(6,202)	(1,999)					(106,200)	(24,776)
Ending balance of stockholders' equity	$ (142,337)	$ (266,728)	(178,677)	(164,400)	$ (153,610)	$ (130,135)	$ (125,762)	$ (119,560)	$ (164,400)	$ (125,762)	$ (178,677)	$ (130,135)	$ (248,238)	$ (142,337)
Series A Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance of temporary equity (in shares)		0			0	8,256,165	8,004,780	7,756,158	0	7,756,158	0	7,756,158	0	7,756,158
Beginning balance of temporary equity		$ 0			$ 0	$ 82,562	$ 80,048	$ 77,562	$ 0	$ 77,562	$ 0	$ 77,562	$ 0	$ 77,562
Accrued dividends payable (in shares)						265,602	251,385	248,622						765,609
Accrued dividends payable						$ 2,656	$ 2,514	$ 2,486						$ 7,656
Distributions to and conversions of preferred stock (in shares)						(8,521,767)								(8,521,767)
Distributions to and conversions of preferred stock						$ (85,218)								$ (85,218)
Ending balance of temporary equity (in shares)	0					0	8,256,165	8,004,780		8,256,165		0	0	0
Ending balance of temporary equity	$ 0					$ 0	$ 82,562	$ 80,048		$ 82,562		$ 0	$ 0	$ 0
Series A-1 Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance of temporary equity (in shares)		0			0	8,398,185	8,128,665	7,862,107	0	7,862,107	0	7,862,107	0	7,862,107
Beginning balance of temporary equity		$ 0			$ 0	$ 83,982	$ 81,287	$ 78,621	$ 0	$ 78,621	$ 0	$ 78,621	$ 0	$ 78,621
Accrued dividends payable (in shares)						287,998	269,520	266,558						824,076
Accrued dividends payable						$ 2,880	$ 2,695	$ 2,666						$ 8,241
Distributions to and conversions of preferred stock (in shares)						(8,686,183)								(8,686,183)
Distributions to and conversions of preferred stock						$ (86,862)								$ (86,862)
Ending balance of temporary equity (in shares)	0					0	8,398,185	8,128,665		8,398,185		0	0	0
Ending balance of temporary equity	$ 0					$ 0	$ 83,982	$ 81,287		$ 83,982		$ 0	$ 0	$ 0
Series B Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance of temporary equity (in shares)		0			0	9,547,376	9,315,136	9,090,975	0	9,090,975	0	9,090,975	0	9,090,975
Beginning balance of temporary equity		$ 0			$ 0	$ 95,474	$ 93,151	$ 90,910	$ 0	$ 90,910	$ 0	$ 90,910	$ 0	$ 90,910
Accrued dividends payable (in shares)						236,142	232,240	224,161						692,543
Accrued dividends payable						$ 2,361	$ 2,323	$ 2,241						$ 6,925
Distributions to and conversions of preferred stock (in shares)						(9,783,518)								(9,783,518)
Distributions to and conversions of preferred stock						$ (97,835)								$ (97,835)
Ending balance of temporary equity (in shares)	0					0	9,547,376	9,315,136		9,547,376		0	0	0
Ending balance of temporary equity	$ 0					$ 0	$ 95,474	$ 93,151		$ 95,474		$ 0	$ 0	$ 0
Series C Convertible Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance of temporary equity (in shares)		0			0	2,520,368	2,520,368	2,520,368	0	2,520,368	0	2,520,368	0	2,520,368
Beginning balance of temporary equity		$ 0			$ 0	$ 16,502	$ 16,502	$ 16,502	$ 0	$ 16,502	$ 0	$ 16,502	$ 0	$ 16,502
Distributions to and conversions of preferred stock (in shares)						(2,520,368)								(2,520,368)
Distributions to and conversions of preferred stock						$ (16,502)								$ (16,502)
Ending balance of temporary equity (in shares)	0					0	2,520,368	2,520,368		2,520,368		0	0	0
Ending balance of temporary equity	$ 0					$ 0	$ 16,502	$ 16,502		$ 16,502		$ 0	$ 0	$ 0
As previously reported
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance of temporary equity					0	278,520	271,288	263,895	0	263,895	0	263,895	0	263,895
Derecognition of shares							(300)							(300)
Accrued dividends payable						7,897	7,532	7,393						22,822
Distributions to and conversions of preferred stock						(286,417)								(286,417)
Ending balance of temporary equity	0					0	278,520	271,288		278,520		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance of stockholders' equity			263,884	275,083	272,143	(2,202)	11,157	20,216	272,143	20,216	272,143	20,216	$ 272,143	20,216
Accrued dividends payable						(7,897)	(7,532)	(7,393)						(22,822)
Foreign currency translation adjustment			(2,417)	(2,559)	(184)	(1,322)	743	(900)	(2,743)	(157)	(5,160)	(1,479)		(1,654)
Share-based compensation			3,019	2,501	2,050	(3,519)	315	315						(1,856)
Distributions to and conversions of preferred stock						56,503								56,503
CTAC shares recapitalized, net of equity issuance costs						6,457								6,429
Conversion of KORE warrants						10,663								10,663
Private offering and merger financing, net of equity issuance costs						217,282								216,877
Equity portion of convertible debt, net of issuance costs						12,510								12,240
Net loss			(13,025)	(11,141)	(10,907)	(4,508)	(6,885)	(1,081)	(22,048)	(7,966)	(35,073)	(12,474)		(24,453)
Ending balance of stockholders' equity	$ 272,143		$ 251,461	$ 263,884	$ 275,083	$ 283,967	$ (2,202)	$ 11,157	$ 263,884	$ (2,202)	$ 251,461	$ 283,967		$ 272,143
As previously reported | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance of common stock (in shares)			76,239,989	76,239,989	72,027,743	30,281,520	30,281,520	30,281,520	72,027,743	30,281,520	72,027,743	30,281,520	72,027,743	30,281,520
Beginning balance of stockholders' equity			$ 8	$ 8	$ 7	$ 3	$ 3	$ 3	$ 7	$ 3	$ 7	$ 3	$ 7	$ 3
Share-based compensation (in shares)														200,426
Distributions to and conversions of preferred stock (in shares)						7,120,368								7,120,368
Distributions to and conversions of preferred stock						$ 1								$ 1
CTAC shares recapitalized, net of equity issuance costs (in shares)						10,373,491								10,373,491
CTAC shares recapitalized, net of equity issuance costs						$ 1								$ 1
Conversion of KORE warrants (in shares)						1,365,612								1,365,612
Private offering and merger financing, net of equity issuance costs (in shares)						22,686,326								22,686,326
Private offering and merger financing, net of equity issuance costs						$ 2								$ 2
Ending balance of common stock (in shares)	72,027,743		76,292,241	76,239,989	76,239,989	71,827,317	30,281,520	30,281,520	76,239,989	30,281,520	76,292,241	71,827,317		72,027,743
Ending balance of stockholders' equity	$ 7		$ 8	$ 8	$ 8	$ 7	$ 3	$ 3	$ 8	$ 3	$ 8	$ 7		$ 7
As previously reported | Additional paid-in capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance of stockholders' equity			429,878	427,377	413,646	121,321	128,538	135,616	413,646	135,616	413,646	135,616	413,646	135,616
Accrued dividends payable						(7,897)	(7,532)	(7,393)						(22,822)
Share-based compensation			3,019	2,501	2,050	(3,519)	315	315						(1,856)
Distributions to and conversions of preferred stock						56,502								56,502
CTAC shares recapitalized, net of equity issuance costs						6,456								6,428
Conversion of KORE warrants						10,663								10,663
Private offering and merger financing, net of equity issuance costs						217,280								216,875
Equity portion of convertible debt, net of issuance costs						12,510								12,240
Ending balance of stockholders' equity	413,646		432,897	429,878	427,377	413,316	121,321	128,538	429,878	121,321	432,897	413,316		413,646
As previously reported | Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance of stockholders' equity			(6,074)	(3,515)	(3,331)	(1,834)	(2,577)	(1,677)	(3,331)	(1,677)	(3,331)	(1,677)	(3,331)	(1,677)
Foreign currency translation adjustment			(2,417)	(2,559)	(184)	(1,322)	743	(900)						(1,654)
Ending balance of stockholders' equity	(3,331)		(8,491)	(6,074)	(3,515)	(3,156)	(1,834)	(2,577)	(6,074)	(1,834)	(8,491)	(3,156)		(3,331)
As previously reported | Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance of stockholders' equity			(159,928)	(148,787)	(138,179)	(121,692)	(114,807)	(113,726)	(138,179)	(113,726)	(138,179)	(113,726)	$ (138,179)	(113,726)
Net loss			(13,025)	(11,141)	(10,907)	(4,508)	(6,885)	(1,081)						(24,453)
Ending balance of stockholders' equity	$ (138,179)		(172,953)	(159,928)	$ (148,787)	$ (126,200)	$ (121,692)	$ (114,807)	$ (159,928)	$ (121,692)	$ (172,953)	$ (126,200)		$ (138,179)
As previously reported | Series A Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance of temporary equity (in shares)					0	8,256,165	8,004,780	7,756,158	0	7,756,158	0	7,756,158	0	7,756,158
Beginning balance of temporary equity					$ 0	$ 82,562	$ 80,048	$ 77,562	$ 0	$ 77,562	$ 0	$ 77,562	$ 0	$ 77,562
Accrued dividends payable (in shares)						265,602	251,385	248,622						765,609
Accrued dividends payable						$ 2,656	$ 2,514	$ 2,486						$ 7,656
Distributions to and conversions of preferred stock (in shares)						(8,521,767)								(8,521,767)
Distributions to and conversions of preferred stock						$ (85,218)								$ (85,218)
Ending balance of temporary equity (in shares)	0					0	8,256,165	8,004,780		8,256,165		0		0
Ending balance of temporary equity	$ 0					$ 0	$ 82,562	$ 80,048		$ 82,562		$ 0		$ 0
As previously reported | Series A-1 Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance of temporary equity (in shares)					0	8,398,185	8,128,665	7,862,107	0	7,862,107	0	7,862,107	0	7,862,107
Beginning balance of temporary equity					$ 0	$ 83,982	$ 81,287	$ 78,621	$ 0	$ 78,621	$ 0	$ 78,621	$ 0	$ 78,621
Accrued dividends payable (in shares)						287,998	269,520	266,558						824,076
Accrued dividends payable						$ 2,880	$ 2,695	$ 2,666						$ 8,241
Distributions to and conversions of preferred stock (in shares)						(8,686,183)								(8,686,183)
Distributions to and conversions of preferred stock						$ (86,862)								$ (86,862)
Ending balance of temporary equity (in shares)	0					0	8,398,185	8,128,665		8,398,185		0		0
Ending balance of temporary equity	$ 0					$ 0	$ 83,982	$ 81,287		$ 83,982		$ 0		$ 0
As previously reported | Series B Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance of temporary equity (in shares)					0	9,547,376	9,315,136	9,090,975	0	9,090,975	0	9,090,975	0	9,090,975
Beginning balance of temporary equity					$ 0	$ 95,474	$ 93,151	$ 90,910	$ 0	$ 90,910	$ 0	$ 90,910	$ 0	$ 90,910
Accrued dividends payable (in shares)						236,142	232,240	224,161						692,543
Accrued dividends payable						$ 2,361	$ 2,323	$ 2,241						$ 6,925
Distributions to and conversions of preferred stock (in shares)						(9,783,518)								(9,783,518)
Distributions to and conversions of preferred stock						$ (97,835)								$ (97,835)
Ending balance of temporary equity (in shares)	0					0	9,547,376	9,315,136		9,547,376		0		0
Ending balance of temporary equity	$ 0					$ 0	$ 95,474	$ 93,151		$ 95,474		$ 0		$ 0
As previously reported | Series C Convertible Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance of temporary equity (in shares)					0	2,520,368	2,566,186	2,566,186	0	2,566,186	0	2,566,186	0	2,566,186
Beginning balance of temporary equity					$ 0	$ 16,502	$ 16,802	$ 16,802	$ 0	$ 16,802	$ 0	$ 16,802	$ 0	$ 16,802
Derecognition of stock (in shares)							(45,818)							(45,818)
Derecognition of shares							$ (300)							$ (300)
Distributions to and conversions of preferred stock (in shares)						(2,520,368)								(2,520,368)
Distributions to and conversions of preferred stock						$ (16,502)								$ (16,502)
Ending balance of temporary equity (in shares)	0					0	2,520,368	2,566,186		2,520,368		0		0
Ending balance of temporary equity	$ 0					$ 0	$ 16,502	$ 16,802		$ 16,502		$ 0		$ 0
Adjustments
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance of temporary equity							(300)	(300)		(300)		(300)		(300)
Derecognition of shares							300							300
Ending balance of temporary equity								(300)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance of stockholders' equity			(4,688)	(5,225)	(4,621)	(4,276)	(4,634)	(3,720)	(4,621)	(3,720)	(4,621)	(3,720)	(4,621)	(3,720)
Foreign currency translation adjustment			202	186	61	67	(325)	4						(247)
Private offering and merger financing, net of equity issuance costs						(331)								(331)
Net loss			(1,252)	351	(665)	135	683	(918)						(323)
Ending balance of stockholders' equity	(4,621)		(5,738)	(4,688)	(5,225)	(4,405)	(4,276)	(4,634)	(4,688)	(4,276)	(5,738)	(4,405)		(4,621)
Adjustments | Additional paid-in capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance of stockholders' equity			(331)	(331)	(331)				(331)		(331)		(331)
Private offering and merger financing, net of equity issuance costs						(331)								(331)
Ending balance of stockholders' equity	(331)		(331)	(331)	(331)	(331)			(331)		(331)	(331)		(331)
Adjustments | Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance of stockholders' equity			115	(71)	(132)	(206)	119	115	(132)	115	(132)	115	(132)	115
Foreign currency translation adjustment			202	186	61	67	(325)	4						(247)
Ending balance of stockholders' equity	(132)		317	115	(71)	(139)	(206)	119	115	(206)	317	(139)		(132)
Adjustments | Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance of stockholders' equity			(4,472)	(4,823)	(4,158)	(4,070)	(4,753)	(3,835)	(4,158)	(3,835)	(4,158)	(3,835)	$ (4,158)	(3,835)
Net loss			(1,252)	351	(665)	135	683	(918)						(323)
Ending balance of stockholders' equity	$ (4,158)		$ (5,724)	$ (4,472)	$ (4,823)	$ (3,935)	$ (4,070)	$ (4,753)	$ (4,472)	$ (4,070)	$ (5,724)	$ (3,935)		$ (4,158)
Adjustments | Series C Convertible Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance of temporary equity (in shares)							(45,818)	(45,818)		(45,818)		(45,818)		(45,818)
Beginning balance of temporary equity							$ (300)	$ (300)		$ (300)		$ (300)		$ (300)
Derecognition of stock (in shares)							45,818							45,818
Derecognition of shares							$ 300							$ 300
Ending balance of temporary equity (in shares)								(45,818)
Ending balance of temporary equity								$ (300)